Current and deferred income tax liability (Tables)	12 Months Ended
Dec. 31, 2018
Current And Deferred Income Tax Liability [Abstract]
Schedule of income and resource taxes
	2018	2017
	$	$
Current Tax Expense

Current income tax	25,432	23,416
	25,432	23,416

Deferred Tax Recovery

Deferred Tax Expense (recovery)	908	(13,068)
	908	(13,068)

Total tax expense	26,340	10,348

Schedule of reconciliation between income tax expense and the product of loss

	2018	2017
	$	$
Income (loss) before income taxes	52,180	9,488

Expected Tax Rate @ 26.50% (2017 - 26.50%)	13,828	2,555
Effect of tax rate differences	1,672	(512)
Stock based compensation costs	395	258
Other Non-deductible expenses	347	449
Unrealized foreign exchange income	84	148
Inflation Adjustment for Mexico tax purposes	(321)	(420)
Expired losses	381	-
Change in benefit of other temporary differences not recognized	572	2,280
Foreign exchange and other	2,555	(807)
Mining royalties and other	6,827	6,397
	26,340	10,348

Schedule of temporary differences and components and movements of net deferred tax assets and liabilities

Deferred tax assets have not been recognized in respect of the following temporary differences:

	2018	2017
	$	$
Non-capital and capital losses	37,696	35,512
Property, plant and equipment	9	60
Mineral properties	2,128	2,445
Other	(53)	(385)
	39,780	37,632

The significant components and movements of the Company’s net deferred tax assets and liabilities are as follows:

	Balance		Balance		Balance
	January 1, 2017	Change in 2017	December 31, 2017	Change in 2018	December 31, 2018
	$	$	$	$	$

Mining assets	-	-	-	-	-
Property, Plant, and equipment	(3,935)	2,139	(1,796)	130	(1,666)
Inventory	(2,482)	1,020	(1,462)	(636)	(2,098)
Provisions	(600)	1,267	667	2,089	2,756
Decommissioning liabilities	4,094	(166)	3,928	(24)	3,904
Mining royalties	878	363	1,241	223	1,464
Mining assets	(50,302)	8,261	(42,041)	76	(41,965)
Deferred revenue	1,471	(1,471)	-	-	-
Other items	919	613	1,532	(1,216)	316
Non-capital losses	6,674	1,374	8,048	(1,496)	6,552
	(43,283)	13,400	(29,883)	(854)	(30,737)